Financial instruments, Categories of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Financial assets [Abstract]
Cash and cash equivalents		$ 74,738	[1],[2]	$ 125,948	[1],[2]	$ 60,658	$ 68,641
Accounts receivable and accrued revenues	[2]	75,848		59,465
Derivative financial assets, current	[3]	0		3,759
Total financial assets		150,586		189,172
Financial liabilities [Abstract]
Accounts payables and accrued expenses	[2]	20,493		29,398
Current portion long term debt	[2]	30,300		29,626
Long term debt	[2]	398,425		367,069
Total financial liabilities		449,219		426,094
Restricted cash		$ 370		$ 316

[1]	Cash and cash equivalents include $370 thousand in restricted cash in 2023 and $316 thousand in restricted cash in 2022, including employee withholding tax.
[2]	Amounts carried at amortized cost.
[3]	Amounts carried at fair value through profit or loss.